Financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 436	£ 388		£ 444
Fair value of gross borrowings	17,609			16,020
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	575	483		587
Increase (Decrease) in financial assets	(12)	29
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings	16,716			15,628
Contingent consideration | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 358	£ 314		371	£ 429
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	8 years
Business combinations | Contingent consideration | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 406
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party	50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 217			£ 216
Industrias Licoreras de Guatemala | Option exercised two years later
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability			£ 47